GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 443
Intangible assets other than goodwill	742	$ 443
Research and development costs	290	278	$ 239
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	2,076	1,832
Acquisitions	61	61
Acquisitions through business combinations	319
Disposals	(5)	(1)
Foreign exchange differences	(148)	189
Transfers to assets held for sale (note 2.3)	(32)
Transfers and other movements	65	16
Fully amortized intangible assets	(20)	(21)
Intangible assets other than goodwill	2,316	2,076	1,832
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(1,633)	(1,429)
Amortization charge	111	78
Foreign exchange differences	123	(152)
Transfers to assets held for sale (note 2.3)	27
Transfers and other movements	0	5
Fully amortized intangible assets	20	21
Intangible assets other than goodwill	(1,574)	(1,633)	(1,429)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	275
Intangible assets other than goodwill	293	275
Concessions, patents and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	766	676
Acquisitions	22	6
Acquisitions through business combinations	2
Disposals	0	(1)
Foreign exchange differences	(61)	83
Transfers to assets held for sale (note 2.3)	(32)
Transfers and other movements	64	20
Fully amortized intangible assets	(16)	(18)
Intangible assets other than goodwill	745	766	676
Concessions, patents and licenses | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(491)	(424)
Amortization charge	47	31
Foreign exchange differences	44	(58)
Transfers to assets held for sale (note 2.3)	27
Transfers and other movements	(1)	4
Fully amortized intangible assets	16	18
Intangible assets other than goodwill	(452)	(491)	(424)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	118
Intangible assets other than goodwill	90	118
Customer relationships and trade marks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,214	1,100
Acquisitions	0	21
Acquisitions through business combinations	0
Disposals	0	0
Foreign exchange differences	(83)	97
Transfers to assets held for sale (note 2.3)	0
Transfers and other movements	1	(1)
Fully amortized intangible assets	(4)	(3)
Intangible assets other than goodwill	1,128	1,214	1,100
Customer relationships and trade marks | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(1,096)	(980)
Amortization charge	22	31
Foreign exchange differences	76	(89)
Transfers to assets held for sale (note 2.3)	0
Transfers and other movements	0	1
Fully amortized intangible assets	4	3
Intangible assets other than goodwill	(1,038)	(1,096)	(980)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	50
Intangible assets other than goodwill	359	50
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	96	56
Acquisitions	39	34
Acquisitions through business combinations	317
Disposals	(5)	0
Foreign exchange differences	(4)	9
Transfers to assets held for sale (note 2.3)	0
Transfers and other movements	0	(3)
Fully amortized intangible assets	0	0
Intangible assets other than goodwill	443	96	56
Other | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(46)	(25)
Amortization charge	42	16
Foreign exchange differences	3	(5)
Transfers to assets held for sale (note 2.3)	0
Transfers and other movements	1	0
Fully amortized intangible assets	0	0
Intangible assets other than goodwill	$ (84)	$ (46)	$ (25)